CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) (Q3) - USD ($) $ in Thousands	Total	Common Class A	Common Stock	Common Stock Common Class A	Additional paid-in capital	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021				1,624,236
Beginning balance at Dec. 31, 2021	$ 131,888			$ 0	$ 340,571	$ (208,683)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				43,699
Issuance of common stock upon exercise of stock options	574				574
Issuance of common stock upon vesting of RSUs (in shares)				15,741
Issuance of common stock upon purchase of ESPP (in shares)			3,308
Issuance of common stock upon purchase of ESPP	271				271
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(3,723)
Share repurchase related to Section 16 Officer tax coverage exchange	(331)				(331)
Stock-based compensation - stock options, RSAs, RSUs	11,649				11,649
Net loss	(95,444)					(95,444)
Ending balance (in shares) at Dec. 31, 2022		1,688,824		1,688,824
Ending balance at Dec. 31, 2022	38,607			$ 0	342,734	(304,127)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				7,406
Issuance of common stock upon exercise of stock options	92				92
Issuance of common stock upon vesting of RSUs (in shares)				15,336
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(2,498)
Share repurchase related to Section 16 Officer tax coverage exchange	(60)				(60)
Stock-based compensation - stock options, RSAs, RSUs	1,720				1,720
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				187,920
Issuance of common stock and related warrants in registered offering, net of issuance costs	9,300				9,300
Issuance of common stock for consulting services (in shares)				2,700
Issuance of common stock for consulting services	112				112
Net loss	(20,825)					(20,825)
Ending balance (in shares) at Mar. 31, 2023				1,899,688
Ending balance at Mar. 31, 2023	28,946			$ 0	353,898	(324,952)
Beginning balance (in shares) at Dec. 31, 2022		1,688,824		1,688,824
Beginning balance at Dec. 31, 2022	38,607			$ 0	342,734	(304,127)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(54,819)
Ending balance (in shares) at Sep. 30, 2023				2,700,909
Ending balance at Sep. 30, 2023	4,292			$ 0	363,238	(358,946)
Beginning balance (in shares) at Dec. 31, 2022		1,688,824		1,688,824
Beginning balance at Dec. 31, 2022	$ 38,607			$ 0	342,734	(304,127)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	10,081			10,081
Issuance of common stock upon exercise of stock options	$ 130				130
Issuance of common stock upon vesting of RSUs (in shares)				42,741
Issuance of common stock upon purchase of ESPP (in shares)			3,131
Issuance of common stock upon purchase of ESPP	33				33
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(4,899)
Share repurchase related to Section 16 Officer tax coverage exchange	(88)				(88)
Stock-based compensation - stock options, RSAs, RSUs	8,480				8,480
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				687,920
Issuance of common stock and related warrants in registered offering, net of issuance costs	16,952				16,952
Issuance of common stock upon exercise of pre-funded warrants (in shares)				2,216,349
Issuance of common stock for consulting services (in shares)				2,700
Issuance of common stock for consulting services	112				112
Common stock issued in connection with reverse stock split (in shares)				59,801
Net loss	(68,920)					(68,920)
Ending balance (in shares) at Dec. 31, 2023		8,283,865		8,283,865
Ending balance at Dec. 31, 2023	3,187			$ 0	376,234	(373,047)
Beginning balance (in shares) at Mar. 31, 2023				1,899,688
Beginning balance at Mar. 31, 2023	28,946			$ 0	353,898	(324,952)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				2,648
Issuance of common stock upon exercise of stock options	38				38
Issuance of common stock upon vesting of RSUs (in shares)				9,440
Issuance of common stock upon purchase of ESPP (in shares)			2,131
Issuance of common stock upon purchase of ESPP	31				31
Stock-based compensation - stock options, RSAs, RSUs	2,577				2,577
Issuance of common stock upon exercise of pre-funded warrants (in shares)				43,401
Net loss	(18,835)					(18,835)
Ending balance (in shares) at Jun. 30, 2023				1,957,308
Ending balance at Jun. 30, 2023	12,757			$ 0	356,544	(343,787)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				27
Issuance of common stock upon vesting of RSUs (in shares)				12,891
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(2,066)
Share repurchase related to Section 16 Officer tax coverage exchange	(27)				(27)
Stock-based compensation - stock options, RSAs, RSUs	2,156				2,156
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				210,000
Issuance of common stock and related warrants in registered offering, net of issuance costs	4,565				4,565
Issuance of common stock upon exercise of pre-funded warrants (in shares)				462,948
Common stock issued in connection with reverse stock split (in shares)				59,801
Net loss	(15,159)					(15,159)
Ending balance (in shares) at Sep. 30, 2023				2,700,909
Ending balance at Sep. 30, 2023	4,292			$ 0	363,238	(358,946)
Ending balance (in shares) at Dec. 31, 2023		8,283,865		8,283,865
Ending balance at Dec. 31, 2023	3,187			$ 0	376,234	(373,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon vesting of RSUs (in shares)				36,570
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(5,937)
Share repurchase related to Section 16 Officer tax coverage exchange	(3)				(3)
Stock-based compensation - stock options, RSAs, RSUs	1,443				1,443
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				2,220,000
Issuance of common stock and related warrants in registered offering, net of issuance costs	7,171				7,171
Issuance of common stock upon exercise of pre-funded warrants (in shares)				6,091,280
Net loss	(8,313)					(8,313)
Ending balance (in shares) at Mar. 31, 2024				16,625,778
Ending balance at Mar. 31, 2024	3,485			$ 0	384,845	(381,360)
Beginning balance (in shares) at Dec. 31, 2023		8,283,865		8,283,865
Beginning balance at Dec. 31, 2023	3,187			$ 0	376,234	(373,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(23,087)
Ending balance (in shares) at Sep. 30, 2024		21,625,778		21,625,778
Ending balance at Sep. 30, 2024	(5,404)			$ 0	390,730	(396,134)
Beginning balance (in shares) at Mar. 31, 2024				16,625,778
Beginning balance at Mar. 31, 2024	3,485			$ 0	384,845	(381,360)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation - stock options, RSAs, RSUs	1,735				1,735
Net loss	(7,016)					(7,016)
Ending balance (in shares) at Jun. 30, 2024				16,625,778
Ending balance at Jun. 30, 2024	(1,796)			$ 0	386,580	(388,376)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation - stock options, RSAs, RSUs	1,707				1,707
Issuance of pre-funded warrants and warrants in private placement, net of issuance costs	2,443				2,443
Issuance of common stock upon exercise of pre-funded warrants (in shares)				5,000,000
Net loss	(7,758)					(7,758)
Ending balance (in shares) at Sep. 30, 2024		21,625,778		21,625,778
Ending balance at Sep. 30, 2024	$ (5,404)			$ 0	$ 390,730	$ (396,134)